INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense:
PRC		$ (1,981,113)
Other jurisdictions	$ (554,966)	(1,881,831)	$ (339,223)
Total current income tax expense	(554,966)	(3,862,944)	(339,223)
Deferred income tax credit
PRC	1,326,512	1,481,687	(17,231,276)
Other jurisdictions	(1,385,831)	1,253,630	1,275,278
Total deferred income tax credit	(59,319)	2,735,317	(15,955,998)
Total income tax credit (expense)	$ (614,285)	$ (1,127,627)	$ (16,295,221)